Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Tax rate	23.00%	24.00%	25.00%
Tax expense (benefit) at statutory rate	$ (105,234)	$ (642,090)	$ (163,365)
Tax rate differential		28,057	(55,376)
Decrease in taxes from permanent differences in stock-based compensation	10,964	27,301	52,545
Decrease in taxes from permanent difference in warrants liabilities	(212,959)	304,254	29,394
Loss carryforwards-change in valuation allowance	307,229	282,478	136,802
Income tax expense (benefit)